Intangible Assets (Details) - Schedule of Estimated Future Amortization of Intangible Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Estimated Future Amortization of Intangible Assets [Abstract]
2023	$ 182	$ 478
2024	305	332
2025	57	38
2026	3
Total future amortization of amortizable intangible assets	$ 547	$ 848